TCW FUNDS, INC.

Supplement Dated June 23, 2009

Prospectus Dated February 27, 2009

The short-term redemption/exchange fee of 2.00% on shares owned less than 90 days applicable to the TCW Emerging Markets Income Fund is eliminated effective July 1, 2009.

Fund ip 0609

Fund np 0609